Schedule of ESOP Debt Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
ESOP Loan [Line Items]
ESOP Loan, Principal balance payable in 2015	$ 495
ESOP Loan, Principal balance payable in 2016	516
ESOP Loan, Principal balance payable in 2017	539
ESOP Loan, Principal balance payable in 2018	563
ESOP Loan, Principal balance payable in 2019	587
ESOP Loan, Principal balance payable Thereafter	1,970
ESOP Loan	$ 4,670